Filed Pursuant to Rule 497
Registration No. 333-193241

Supplement No. 5 dated December 18, 2014
to
Prospectus dated July 1, 2014

This supplement contains information which amends, supplements or modifies certain information contained in the prospectus of Business Development Corporation of America, which we refer to as the Company, our, us or we, dated July 1, 2014, or the Prospectus, as supplemented by Supplement No. 4 dated December 5, 2014, Supplement No. 3 dated November 21, 2014, Supplement No. 2 dated November 6, 2014 and Supplement No. 1 dated September 9, 2014. Terms not defined herein shall have the meanings ascribed to them in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 33 of the Prospectus before you decide to invest.

PROSPECTUS UPDATES

On December 12, 2014, in light of his recent appointment as interim chief executive officer and interim chairman of American Realty Capital Properties, Inc., William G. Stanley resigned from his roles as a director, nominating and corporate governance committee chairman and member of the audit and compensation committees of the Company. Mr. Stanley did not resign pursuant to any disagreement with the Company. Accordingly, the disclosure in the Prospectus is revised as follows:

Management

•	The table under the sub-heading “Directors” on page 105 of the Prospectus is replaced in its entirety with the following:

“Name	Age	Director Since	Expiration of Current Term
Interested Directors
Nicholas S. Schorsch	53	2010	2015 Annual Meeting
William M. Kahane	66	2010	2015 Annual Meeting
Independent Directors
Leslie D. Michelson	63	2011	2015 Annual Meeting
Edward G. Rendell	70	2011	2015 Annual Meeting”

•	Mr. Stanley’s biography on page 109 of the Prospectus is deleted in its entirety.

•	References to Mr. Stanley in the paragraphs under the sub-heading “Committees of the Board of Directors” on pages 110 – 111 of the Prospectus are deleted.

•	The table on page 111 of the Prospectus under the sub-heading “Compensation of Directors” is replaced in its entirety with the following:

“Name	Fees Paid in Cash ($)	Stock Awards ($)	Option Awards ($)	Non-Equity Incentive Plan Compensation ($)	Changes in Pension Value and Nonqualified Deferred Compensation Earnings ($)	All Other Compensation ($)	Total Compensation ($)
Nicholas S. Schorsch(1)	$—	$—	$—	$—	$—	$—	$—
William M. Kahane(1)	—	—	—	—	—	—	—
Leslie D. Michelson	32,083	—	—	—	—	—	32,083
Edward G. Rendell	23,333	—	—	—	—	—	23,333

(1) Messrs. Schorsch and Kahane receive no compensation for serving as a director.”

Stock Ownership by Directors, Officers and Certain Stockholders

•	The first table on page 125 is replaced in its entirety with the following:

“Beneficial Owner(1)	Number of Shares Beneficially Owned	Percentage(2)
Interested Directors:
Nicholas S. Schorsch	—	—
William M. Kahane	—	—
Independent Directors:
Leslie D. Michelson	—	—
Edward G. Rendell	—	—
Officers (that are not directors):
Peter M. Budko	—	—
Nicholas Radesca	—	—
Robert K. Grunewald	—	—
All directors and executive officers as a group (8 persons)	168,926(3)	0.2%

(1)	The business address of each individual or entity listed in the table is 405 Park Avenue, 3rd Floor, New York, New York 10022.
(2)	Based on a total of 94,238,634 shares of common stock issued and outstanding on December 16, 2013.
(3)	Our Adviser, which owns 163,866 shares of the 168,926 presented above, is 100% owned by American Realty Capital II Advisors, LLC, which is majority-owned by Nicholas S. Schorsch and William M. Kahane.”

•	The second table on page 125 is replaced in its entirety with the following:

“Name of Director	Dollar Range of Equity Securities Beneficially Owned(1)(2)(3)
Interested Directors:
Nicholas S. Schorsch	over $100,000

William M. Kahane	over $100,000
Independent Directors:
Leslie D. Michelson	—
Edward G. Rendell	—

(1)	Beneficial ownership has been determined in accordance with Rule 16a-1(a)(2) of the Exchange Act.
(2)	The dollar range of equity securities beneficially owned by our directors is based on the current offering price of $11.20 per share.
(3)	The dollar range of equity securities beneficially owned is: None, $1 – $10,000, $10,001 – $50,000, $50,001 – $100,000, or over $100,000.”